Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	INTERNATIONAL LAND ALLIANCE, INC.
Entity Central Index Key	0001657214
Entity Tax Identification Number	46-3752361
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	350 10th Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(877)
Local Phone Number	661-4811
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	350 10th Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(877)
Local Phone Number	661-4811
Contact Personnel Name	Jason Sunstein